Accounts Receivable - Disclosure of Accounts Receivable (Detail) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade and other receivables [abstract]
GST receivable	$ 1,588,641	$ 366,561	$ 34,633
Trade accounts receivable	337,247	82,740	38,211
Accrued interest receivable	5,394	282	0
Other receivables	170,560
Accounts receivable	$ 2,101,842	$ 449,583	$ 72,844